Document and Entity Information	6 Months Ended
	Aug. 31, 2011	Oct. 14, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Aug. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	SANZ
Entity Registrant Name	SANTOS RESOURCE CORP.
Entity Central Index Key	0001435387
Current Fiscal Year End Date	--02-29
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		32,076,500